Revenue from contracts with customers (Details 3) - CHF (SFr) SFr in Millions	3 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018
Commisions and fees [Member]
Disaggregation of Revenue [Line Items]
Revenue recognition adjustment - revenue	SFr (12)	SFr (19)	SFr (23)	SFr (20)
General and Administrative Expense [Member]
Disaggregation of Revenue [Line Items]
Revenue recognition adjustment - expenses	(26)	(45)	(48)	(40)
Commission expenses [Member]
Disaggregation of Revenue [Line Items]
Revenue recognition adjustment - expenses	12	25	29	22
Bank | Commisions and fees [Member]
Disaggregation of Revenue [Line Items]
Revenue recognition adjustment - revenue	(12)	(19)	(23)	(20)
Bank | Other Income [Member]
Disaggregation of Revenue [Line Items]
Revenue recognition adjustment - revenue	(7)	(2)	(6)	(5)
Bank | General and Administrative Expense [Member]
Disaggregation of Revenue [Line Items]
Revenue recognition adjustment - expenses	(33)	(47)	(54)	(45)
Bank | Commission expenses [Member]
Disaggregation of Revenue [Line Items]
Revenue recognition adjustment - expenses	SFr 12	SFr 25	SFr 29	SFr 22